575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax..

PETER J. SHEA peter.shea@kattenlaw.com 212.940.6447 direct 704.344.3195 fax

November 19, 2010

VIA EDGAR

Securities and Exchange Commission

Washington, D.C. 20549

Pre-Effective Amendment No. 1 to Registration on Form S-1

ETFS Precious Metals Basket Trust

Registration No.: 333-167166

Dear Ladies and Gentlemen:

On behalf of ETF Securities USA LLC (the “Sponsor”), our client and the sponsor of the ETFS White Metals Basket Trust (the “Trust”), we are filing with this correspondence pre-effective Amendment No. 1 (the “Amendment”) to the Trust’s registration statement on Form S-1 (the “Registration Statement”) concerning the registration of the ETFS Physical WM Basket Shares under the Securities Act of 1933 (the “Securities Act”). Copies of the Amendment that have been marked to show changes as against the Registration Statement (filed on May 27, 2010) are being sent to the staff of the Securities and Exchange Commission in a separate correspondence submission. Capitalized terms used but not defined herein are used with the meanings given to them in the Amendment.

With respect to the staff’s comment letter to the Sponsor dated June 24, 2010 by Ms. Anne Nguyen Parker, we offer the following responses (the headings below corresponding to the headings in such comment letter with the numbered responses corresponding to the comment numbers of the comment letter).

General

1.            The Amendment contains all information that can be provided at this time. Until the Trust is formed, which will occur upon the sale of the Seed Baskets to the Initial Purchaser, certain items will remain omitted, including, among other things, audited financial statements reflecting the seed capitalization of the Trust. To expedite the review process, we have included draft forms of required exhibits. The Sponsor anticipates filing an additional pre-effective amendment that will make the Registration Statement complete in all material respects immediately upon the formation and seeding of the Trust.

2.            Per our discussions with the Staff, we have included a draft form of the Trust’s financial statements and notes thereto that are intended to be compliant with Item 11(e) of Form S-1. All disclosures responsive to Item 11 of Form S-1 that are applicable to the Trust, which is a grantor trust, have been provided in the Amendment either as complete disclosures or incomplete placeholders requiring information available only after the sale of the Seed Baskets.

Securities and Exchange Commission

November 19, 2010

3.            The consents of experts and counsel will be provided by subsequent pre-effective amendment.

Statement Regarding Forward-Looking Statements, page ii

4.             The disclosure has been revised accordingly.

For the purposes of facilitating staff review, we have provided certain exhibits in draft form. As indicated above, the Trust anticipates filing an additional pre-effective amendment that will make the Registration Statement complete in all material respects immediately upon the formation and seeding of the Trust.

Where we have responded to a comment concerning one location, we have made corresponding changes also concerning similar disclosure appearing elsewhere in the Registration Statement. All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

In the event that the Trust requests acceleration of the effective date of the Registration Statement, it will furnish a letter containing the requested acknowledgements.

Please do not hesitate to contact me at (212) 940-6447 or Gregory Xethalis at (212) 940-8587 if you have any questions or comments with respect to the foregoing or the Amendment.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

cc (w/enclosures):	Mr. H. Roger Schwall
Ms. Anne Nguyen Parker
Mr. Kevin Dougherty
Mr. Graham Tuckwell
Mr. Tom Quigley
Mr. Gregory Xethalis